Income Taxes - Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal	$ 31	$ (1)	$ 67
State	(7)	(22)	(7)
Total current	24	(23)	60
Deferred:
Federal	39	(186)	(60)
State	16	(11)	(19)
Total deferred	55	(197)	(79)
Total income tax expense (benefit)	$ 79	$ (220)	$ (19)